Earnings (Losses) per Share	12 Months Ended
Dec. 31, 2011
Earnings (Losses) per Share [Abstract]
Earnings (Losses) per Share

Note 3. Earnings (Losses) per Share

The following is a reconciliation of basic earnings (losses) per share to diluted earnings (losses) per share for income (losses) from continuing operations attributable to Starwood’s common shareholders (in millions, except per share data):

	Year Ended December 31,
	2011			2010			2009
	Earnings	Shares	Per Share	Earnings	Shares	Per Share	Earnings (Losses)	Shares	Per Share
Basic earnings (losses) from continuing operations attributable to Starwood’s common shareholders	$502	189	$2.65	$310	183	$1.70	$(1)	180	$0.00
Effect of dilutive securities:
Employee options and restricted stock awards	—	6		—	7		—	—

Diluted earnings (losses) from continuing operations attributable to Starwood’s common shareholders	$502	195	$2.57	$310	190	$1.63	$(1)	180	$0.00

Approximately 1 million shares, 5 million shares and 12 million shares were excluded from the computation of diluted shares in 2011, 2010 and 2009, respectively, as their impact would have been anti-dilutive.